Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Santander Corredora de Seguros Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Insurance brokerage
Main Activity	Santiago, Chile
Place of Incorporation and operation	99.75
Direct interest Owned	0.01%	0.01%	0.01%
Indirect interest Owned	99.76%	99.76%	99.76%
Total interest Owned		99.75%	99.75%
Santander Corredores De Bolsa Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Financial instruments brokerage
Main Activity	Santiago, Chile
Place of Incorporation and operation	50.59
Direct interest Owned	0.41%	0.41%	0.41%
Indirect interest Owned	51.00%	51.00%	51.00%
Total interest Owned		50.59%	50.59%
Santander Asesorias Financieras Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Securities brokerage
Main Activity	Santiago, Chile
Place of Incorporation and operation	99.03
Direct interest Owned
Indirect interest Owned	99.03%	99.03%	99.03%
Total interest Owned		99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Purchase of credits and issuance of debt instruments
Main Activity	Santiago, Chile
Place of Incorporation and operation	99.64
Indirect interest Owned	99.64%	99.64%	99.64%
Total interest Owned		99.64%	99.64%
Klare Corredora de Seguros S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Insurance brokerage
Main Activity	Santiago, Chile
Place of Incorporation and operation	50.10
Direct interest Owned
Indirect interest Owned	50.10%	50.10%	50.10%
Total interest Owned		50.10%	50.10%
Santander Consumer Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Financing
Main Activity	Santiago, Chile
Place of Incorporation and operation	51.00
Direct interest Owned
Indirect interest Owned	51.00%	51.00%	51.00%
Total interest Owned		51.00%	51.00%
Sociedad Operadora De Tarjetas De Pago Santander Getnet Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	Card operator
Main Activity	Santiago, Chile
Place of Incorporation and operation	99.99
Direct interest Owned	0.01%	0.01%	0.01%
Indirect interest Owned	100.00%	100.00%	100.00%
Total interest Owned		99.99%	99.99%